Events After the Reporting Period - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Share options granted | shares		2,403,660	1,500,887	198,064
weighted average exercise price | $ / shares		$ 13.8	$ 6.6	$ 0.9
Ordinary Share Options
Disclosure of non-adjusting events after reporting period [line items]
Share options granted | shares	2,044,741
weighted average exercise price | $ / shares	$ 4.45